Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	May 01, 2024	Dec. 31, 2023	Jun. 30, 2023	May 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 06, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2015
American Funds Global Growth Portfolio - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Global Growth Portfolio — Class 4
Account Value	$ 22,203									$ 19,537			$ 15,880	$ 21,102	$ 18,594	$ 15,020		$ 11,407	$ 12,642	$ 9,868	$ 9,450	$ 10,000
American Funds Growth and Income Portfolio - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Growth and Income Portfolio — Class 4
Account Value	$ 19,284									17,161			14,811	17,579	15,651	13,626		11,395	11,810	10,231	9,615	10,000
American Funds Managed Risk Growth Portfolio - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Risk Growth Portfolio — Class P2
Account Value	$ 17,606									15,465			13,382	16,802	15,097	13,319		11,168	11,630	9,857	9,480	10,000
American Funds Managed Risk Growth and Income Portfolio - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Risk Growth and Income Portfolio — Class P2
Account Value	$ 16,091									14,333			12,831	15,113	13,624	12,981		10,882	11,421	9,799	9,450	10,000
American Funds Managed Risk Global Allocation Portfolio - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Risk Global Allocation Portfolio — Class P2
Account Value	$ 14,111									13,060			11,816	14,455	13,297	12,586		10,450	11,224	9,430	9,329	10,000
American Funds IS 2070 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2070 Target Date Fund - Class 1
Account Value	$ 11,110	$ 11,281	$ 10,953	$ 11,162	$ 10,924	$ 10,685	$ 10,516	$ 10,298	$ 10,000
American Funds IS 2070 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2070 Target Date Fund - Class 1A
Account Value	$ 11,110	11,281	10,953	11,162	10,924	10,685	10,516	10,298	10,000
American Funds IS 2070 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2070 Target Date Fund - Class 2
Account Value	$ 11,110	11,281	10,953	11,162	10,924	10,685	10,516	10,298	10,000
American Funds IS 2070 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2070 Target Date Fund - Class 4
Account Value	$ 11,110	11,281	10,953	11,162	10,924	10,685	10,516	10,298	10,000
American Funds IS 2065 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2065 Target Date Fund - Class 1
Account Value	$ 13,101						12,543			11,404	$ 10,565	$ 10,000
American Funds IS 2065 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2065 Target Date Fund - Class 1A
Account Value	$ 13,101						12,543			11,404	10,565	10,000
American Funds IS 2065 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2065 Target Date Fund - Class 2
Account Value	$ 13,101						12,543			11,404	10,565	10,000
American Funds IS 2065 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2065 Target Date Fund - Class 4
Account Value	$ 13,101						12,543			11,404	10,565	10,000
American Funds IS 2060 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2060 Target Date Fund - Class 1
Account Value	$ 13,066						12,543			11,404	10,565	10,000
American Funds IS 2060 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2060 Target Date Fund - Class 1A
Account Value	$ 13,066						12,543			11,404	10,565	10,000
American Funds IS 2060 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2060 Target Date Fund - Class 2
Account Value	$ 13,066						12,543			11,404	10,565	10,000
American Funds IS 2060 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2060 Target Date Fund - Class 4
Account Value	$ 13,066						12,543			11,404	10,565	10,000
American Funds IS 2055 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2055 Target Date Fund - Class 1
Account Value	$ 13,077						12,529			11,385	10,565	10,000
American Funds IS 2055 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2055 Target Date Fund - Class 1A
Account Value	$ 13,077						12,529			11,385	10,565	10,000
American Funds IS 2055 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2055 Target Date Fund - Class 2
Account Value	$ 13,077						12,529			11,385	10,565	10,000
American Funds IS 2055 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2055 Target Date Fund - Class 4
Account Value	$ 13,077						12,529			11,385	10,565	10,000
American Funds IS 2050 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2050 Target Date Fund - Class 1
Account Value	$ 13,025						12,463			11,351	10,535	10,000
American Funds IS 2050 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2050 Target Date Fund - Class 1A
Account Value	$ 13,025						12,463			11,351	10,535	10,000
American Funds IS 2050 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2050 Target Date Fund - Class 2
Account Value	$ 13,025						12,463			11,351	10,535	10,000
American Funds IS 2050 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2050 Target Date Fund - Class 4
Account Value	$ 13,025						12,463			11,351	10,535	10,000
American Funds IS 2045 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2045 Target Date Fund - Class 1
Account Value	$ 12,993						12,403			11,316	10,515	10,000
American Funds IS 2045 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2045 Target Date Fund - Class 1A
Account Value	$ 12,993						12,403			11,316	10,515	10,000
American Funds IS 2045 Target Date Fund - Class 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2045 Target Date Fund - Class 2
Account Value	$ 12,993						12,403			11,316	10,515	10,000
American Funds IS 2045 Target Date Fund - Class 4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2045 Target Date Fund - Class 4
Account Value	$ 12,993						12,403			11,316	10,515	10,000
American Funds® IS 2040 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2040 Target Date Fund - Class 1
Account Value	$ 12,845						12,298			11,256	10,474	10,000
American Funds® IS 2040 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2040 Target Date Fund - Class 1A
Account Value	$ 12,845						12,298			11,256	10,474	10,000
American Funds® IS 2040 Target Date Fund - Class 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2040 Target Date Fund - Class 2
Account Value	$ 12,845						12,298			11,256	10,474	10,000
American Funds IS 2040 Target Date Fund - Class 4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2040 Target Date Fund - Class 4
Account Value	$ 12,816						12,298			11,256	10,474	10,000
American Funds IS 2035 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2035 Target Date Fund - Class 1
Account Value	$ 15,166									13,469			11,511	13,758	11,916		$ 10,000
American Funds IS 2035 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2035 Target Date Fund - Class 1A
Account Value	$ 15,154									13,469			11,511	13,758	11,905		10,000
American Funds IS 2035 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2035 Target Date Fund - Class 2
Account Value	$ 15,154									13,469			11,511	13,758	11,905		10,000
American Funds IS 2035 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2035 Target Date Fund - Class 4
Account Value	$ 14,880									13,281			11,399	13,699	11,913		10,000
American Funds IS 2030 Target Date Fund - Class 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2030 Target Date Fund - Class 1
Account Value	$ 14,229									12,835			11,222	13,116	11,600		10,000
American Funds IS 2030 Target Date Fund - Class 1A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2030 Target Date Fund - Class 1A
Account Value	$ 14,218									12,835			11,222	13,116	11,600		10,000
American Funds IS 2030 Target Date Fund - Class 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2030 Target Date Fund - Class 2
Account Value	$ 14,229									12,835			11,222	13,116	11,600		10,000
American Funds IS 2030 Target Date Fund - Class 4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2030 Target Date Fund - Class 4
Account Value	$ 13,946									12,644			11,111	13,052	11,597		10,000
American Funds IS 2025 Target Date Fund - Class 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2025 Target Date Fund - Class 1
Account Value	$ 13,631									12,490			11,162	12,811	11,499		10,000
American Funds IS 2025 Target Date Fund - Class 1A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2025 Target Date Fund - Class 1A
Account Value	$ 13,631									12,490			11,162	12,811	11,499		10,000
American Funds IS 2025 Target Date Fund - Class 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2025 Target Date Fund - Class 2
Account Value	$ 13,631									12,490			11,162	12,811	11,499		10,000
American Funds IS 2025 Target Date Fund - Class 4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2025 Target Date Fund - Class 4
Account Value	$ 13,319									12,273			11,017	12,700	11,465		10,000
American Funds IS 2020 Target Date Fund - Class 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2020 Target Date Fund - Class 1
Account Value	$ 13,302									12,208			11,060	12,438	11,238		10,000
American Funds IS 2020 Target Date Fund - Class 1A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2020 Target Date Fund - Class 1A
Account Value	$ 13,314									12,208			11,060	12,438	11,248		10,000
American Funds IS 2020 Target Date Fund - Class 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2020 Target Date Fund - Class 2
Account Value	$ 13,302									12,208			11,060	12,438	11,238		10,000
American Funds IS 2020 Target Date Fund - Class 4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2020 Target Date Fund - Class 4
Account Value	$ 13,002									11,989			10,912	12,332	11,201		10,000
American Funds® IS 2015 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2015 Target Date Fund - Class 1
Account Value	$ 13,119									12,093			11,045	12,290	11,417		10,000
American Funds IS 2015 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2015 Target Date Fund - Class 1A
Account Value	$ 13,119									12,093			11,045	12,290	11,147		10,000
American Funds IS 2015 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2015 Target Date Fund - Class 2
Account Value	$ 13,119									12,093			11,045	12,290	11,147		10,000
American Funds IS 2015 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2015 Target Date Fund - Class 4
Account Value	$ 12,809									11,873			10,891	12,186	11,105		10,000
American Funds IS 2010 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2010 Target Date Fund - Class 1
Account Value	$ 12,915									11,948			10,990	12,097	11,123		10,000
American Funds® IS 2010 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2010 Target Date Fund - Class 1A
Account Value	$ 12,915									11,948			10,990	12,097	11,070		10,000
American Funds® IS 2010 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2010 Target Date Fund - Class 2
Account Value	$ 12,915									11,948			10,990	12,097	11,070		10,000
American Funds® IS 2010 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds IS 2010 Target Date Fund - Class 4
Account Value	$ 12,609									11,716			10,841	11,987	11,022		10,000
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index)
Account Value	$ 22,873									19,468			15,931	19,515	16,463	14,161		11,186	12,348	9,961	9,234	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,246	12,119	11,447	11,552	11,311	11,043	13,341	10,532	10,000	26,592	10,711	10,000	21,057	25,714	19,979	16,874	10,000	12,834	13,422	11,017	9,840	10,000
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 14,734									13,962			12,076	14,377	13,333	12,050		9,917	11,557	9,087	8,696	10,000
American Funds Insurance Series Growth and Income Portfolio Series Custom Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Insurance Series Growth and Income Portfolio Series Custom Index
Account Value	$ 18,854									16,951			14,658	17,317	15,485	13,676		11,372	11,899	10,327	9,664	10,000
S&P 500 Managed Risk Index - Moderate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Managed Risk Index - Moderate
Account Value	$ 20,832									17,894			15,319	17,635	14,982	14,000		11,751	12,006	10,348	9,646	10,000
S&P Global LargeMidCap Managed Risk Index - Moderate [member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global LargeMidCap Managed Risk Index - Moderate
Account Value	$ 17,024									15,177			13,060	15,325	13,631	12,719		10,634	11,332	9,607	9,315	10,000
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 11,125	11,434	11,037	11,304	11,071	10,834	10,579	10,422	10,000	11,134	10,399	10,000
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 12,720						12,108			11,115	10,389	10,000
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 12,701						12,101			11,110	10,384	10,000
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 12,699						12,100			11,110	10,386	10,000
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 12,584						12,022			11,080	10,370	10,000
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 12,445						11,897			11,026	10,340	10,000
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 14,641									13,144			11,270	13,257	11,535		10,000
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 13,951									12,694			11,058	12,853	11,414		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,328	$ 10,604	$ 10,493	$ 10,759	$ 10,617	$ 10,467	$ 10,214	$ 10,132	$ 10,000	11,189	$ 9,952	$ 10,000	10,602	12,188	12,379	$ 11,514	10,000	$ 10,591	$ 10,590	$ 10,228	$ 9,964	$ 10,000
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 13,325									12,288			10,875	12,519	11,312		10,000
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 12,874									11,911			10,604	12,162	11,183		10,000
S&P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Account Value	$ 12,659									11,803			10,597	12,064	11,170		10,000
S&P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2010 Index
Account Value	$ 12,410									$ 11,627			$ 10,495	$ 11,851	$ 11,123		$ 10,000